Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net income	$ 930,267	$ 3,914,284	$ 592,205
Items of other comprehensive income that will not be reclassified to income for the year, before taxes
(Losses) gain from measurements of defined benefit plans	(5,843)	(6,350)	4,679
Gains (losses) from financial assets measured at fair value through other comprehensive income	190,509	190	(12,072)
Total other comprehensive income that will not be reclassified to income for the year, before taxes	184,666	(6,160)	(7,393)
Items of other comprehensive income that will be reclassified to income for the year, before taxes
Foreign currency exchange gains (losses)	3,177	(255)	4,240
Cash flow hedges- effective portion of changes in far value	126	36,079	(66,051)
Cash flow hedges-reclassified to income for the year	18,566	(9,457)	13,289
Total other comprehensive income that will be reclassified to income for the year	21,869	26,367	(48,522)
Other items of other comprehensive income, before taxes	206,535	20,207	(55,915)
Income taxes related to items of other comprehensive income that will not be reclassified to income for the year
Income tax benefit (expense) relating to measurement of defined benefit pension plans through other comprehensive income	1,582	1,273	(142)
Income tax (expense) benefit relating to gains (losses) on financial assets measured irrevocably at fair value through other comprehensive income	(57,242)	(17)	3,818
Total income tax (expense) benefit relating to components of other comprehensive income that will not be reclassified to income for the year	(55,660)	1,256	3,676
Income taxes relating to components of other comprehensive income that will be reclassified to income for the year
Income tax (expense) benefit related to gains (losses) from cash flow hedges	(5,047)	(7,172)	14,246
Total income tax (expense) benefit relating to components of other comprehensive income that will be reclassified to income for the year	(5,047)	(7,172)	14,246
Total other comprehensive income (loss)	145,828	14,291	(37,993)
Total comprehensive income	1,076,095	3,928,575	554,212
Comprehensive income attributable to
Comprehensive income attributable to owners of the parent	1,068,968	3,920,781	546,846
Comprehensive income attributable to non-controlling interest	$ 7,127	$ 7,794	$ 7,366